Non-Controlling Interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2021	Jan. 02, 2021	Sep. 25, 2020	Jan. 02, 2020	Mar. 29, 2019
Non-Controlling Interest (Details) [Line Items]
Related party description	Total 1 billion SMPT tokens are offered by Smart Pharmaceutical Limited Partnership (“SPLP”), a wholly owned subsidiary of the Group. In July 2019, SPLP transferred 100,000,000 SMPT tokens to Aenco Solutions Limited, a related party of the Group, in exchange for the services related to the tokens creation, offering and 5-year consultancy service. Amount of $300,000 were classified as a component of non-controlling interests within the Group’s consolidated financial statements. The remaining 900,000,000 SMPT tokens are remained and kept by SPLP. On May 27, 2021, Aptorum Therapeutics Limited, which is a wholly owned subsidiary of Aptorum Group Limited, entered into a Share Sale Agreement to sell all of the shares of SMPTH Limited to Aeneas Group Limited at the consideration $1. The $300,000 non-controlling interests was included in the calculation of amount to be reclassified to additional paid-in capital as a result of common control transaction.
Beneficial sharing description				On December 30, 2021, two of the Group’s subsidiaries, Mios Pharmaceuticals Limited (“Mios”) and Scipio Life Sciences Limited (“Scipio”), issued Class A and Class B ordinary shares to various parties; for each such entity, each Class A ordinary share is entitled to 1 vote and 1 share of economic interest of the respective company, while each Class B ordinary share is entitled to 10 votes and 0.001 share of economic interest of the respective company.
Total deficit value (in Dollars)				$ 27,293
Total non controlling interest (in Dollars)	$ 6,101,223	$ 3,681,858
Net loss attributable to non-controlling interests (in Dollars)	$ 2,065,904	$ 2,146,687	$ 1,430,176
Aptorum Medical Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Shares issued (in Shares)					117		115	112
Non-controlling interest rate	8.00%	7.00%
Reclassified from additional paid-in capital to non-controlling interests (in Dollars)					$ 34,130		$ 22,325	$ 10,672
Ownership interest percentage	92.00%
Aptorum Medical Limited [Member] | Minimum [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest rate								5.00%
Aptorum Medical Limited [Member] | Maximum [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest rate								6.00%
Aptorum Innovation Holding Pte. Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest rate	25.00%
Reclassified from additional paid-in capital to non-controlling interests (in Dollars)						$ 3,090
Ownership interest percentage	100.00%
Mios [Member] | Minimum [Member]
Non-Controlling Interest (Details) [Line Items]
Ownership interest percentage	36.17%
Mios [Member] | Maximum [Member]
Non-Controlling Interest (Details) [Line Items]
Ownership interest percentage	97.93%
Scipio [Member] | Minimum [Member]
Non-Controlling Interest (Details) [Line Items]
Ownership interest percentage	35.06%
Scipio [Member] | Maximum [Member]
Non-Controlling Interest (Details) [Line Items]
Ownership interest percentage	97.93%
mTOR (Hong Kong) Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest rate	10.00%	10.00%
Ownership interest percentage	90.00%
Mios Pharmaceuticals Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest rate	2.07%
Ownership interest percentage	97.93%
Scipio Life Sciences Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest rate	2.07%
Ownership interest percentage	97.93%
Acticule Life Sciences Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest rate	20.00%	20.00%
Ownership interest percentage	80.00%
Aptorum Innovations Holding Pte. Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest rate		25.00%
Lanither Life Sciences Limited [Member]
Non-Controlling Interest (Details) [Line Items]
Non-controlling interest rate		20.00%
Aptorum Medical Limited [Member] | Minimum [Member]
Non-Controlling Interest (Details) [Line Items]
Increase decrease equity interest percentage					7.00%		6.00%
Aptorum Medical Limited [Member] | Maximum [Member]
Non-Controlling Interest (Details) [Line Items]
Increase decrease equity interest percentage					8.00%		7.00%
Aptorum Innovation Holding Pte. Limited [Member] | Minimum [Member]
Non-Controlling Interest (Details) [Line Items]
Increase decrease equity interest percentage						75.00%
Aptorum Innovation Holding Pte. Limited [Member] | Maximum [Member]
Non-Controlling Interest (Details) [Line Items]
Increase decrease equity interest percentage						100.00%